Long-Term Debt Facility (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques
The key inputs into the Black Scholes Model for the Public Warrants and the Modified Black Scholes Option Pricing Model for the Private Placement Warrants were as follows:

	January 12, 2021
	(Initial Measurement)		December 31, 2021
Input	Public Warrants	Private Warrants	Private Warrants
Stock Price	$10.00	$9.59	$10.25
Exercise Price	$11.50	$11.50	$11.50
Volatility	26.9%	26.0%	23.0%
Term (years)	5.00	5.00	5.00
Dividend Yield	0.00%	0.00%	0.00%
Risk Free Rate	1.21%	1.21%	1.26%

Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques	The following table presents the assumptions used to estimate the fair value of the warrants at the issuance date:

Expected volatility	55.0%
Risk-free interest rate	0.1 - 0.2%
Remaining term	0.6 - 2.9 Years